INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.80%	1.70%	3.40%
Foreign income tax rate differential	(3.60%)	(4.60%)	(0.30%)
Audit settlements	(0.60%)	(1.70%)	(2.40%)
Effect of tax law changes	0.00%	0.40%	1.20%
Nondeductible legal and related expenses	0.00%	0.30%	18.30%
Basis difference in affiliates	(0.10%)	(0.00%)	(2.50%)
Tax advantaged investments	(2.40%)	(1.80%)	(3.60%)
Other, net	(0.10%)	0.70%	(0.10%)
Effective income tax rate	30.00%	30.00%	49.00%
DTA change in enacted tax rate		$ 101	$ 210